DEBT - Schedule of debt maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining six months)	$ 57,166
2025	114,333
2026	186,358
2027	207,617
2028	353,695
2029	310,770
Thereafter	117,551
Total	1,347,490
Deferred charges	(11,972)
Total debt	$ 1,335,518	$ 1,370,067